UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2010 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 67.2%
	COMMON STOCKS – 66.1%
	COMMERCIAL BANKS – 9.7%
18,500,000	Sberbank	$53,927,500
	CONSTRUCTION MATERIALS – 0.7%
504,000	LSR Group (GDR) Reg S*	4,132,800
	DIVERSIFIED TELECOMMUNICATION – 3.2%
800,000	Comstar United Telesystems (GDR) Reg S	4,776,000
700,000	Vimpel Communications (ADR)	13,018,810
		17,794,810
	ELECTRIC-INTEGRATED – 1.5%
216,633	OJSC Enel OGK-5 (GDR)*	893,394
1,750,000	RusHydro (ADR)*	7,630,000
		8,523,394
	ENERGY EQUIPMENT & SERVICES – 0.8%
1,270,371	Integra Group Holdings (GDR)*	4,382,780
	FOOD & STAPLES RETAILING – 0.7%
297,710	Magnit (GDR) (144A)*	4,054,959
	FOOD PRODUCTS – 0.9%
240,000	Wimm Bill Dann Foods (ADR)*†	4,877,808
	MEDIA – 0.8%
350,000	CTC Media*	4,749,500
	METALS & MINING – 8.8%
100,000	Evraz Group S.A. (GDR)*	3,320,000
276,100	Magnitogorsk Iron & Steel Works (GDR)*	3,495,426
300,000	Mechel Steel Group	6,324,000
1,850,000	MMC Norilsk Nickel (ADR)*	28,767,500
1,300,000	Raspadskaya*	7,169,500
		49,076,426
	OIL, GAS & CONSUMABLE FUELS – 34.9%
3,198,000	Gazprom	19,188,000
2,133,774	Gazprom (ADR)	52,512,178
300,000	LUKOIL	16,200,000
540,000	LUKOIL (ADR)†	29,889,000

Shares	Description	Value(a)
400,000	NovaTek OAO (GDR) Reg S	$28,600,000
300,000	Rosneft Oil	2,295,000
4,000,000	Rosneft Oil (GDR) Reg S	31,160,000
1,000,000	Surgutneftegaz (ADR)†	8,477,000
200,000	Tatneft (ADR)*	6,240,000
52,000	Vostok Gas*†	1,558
		194,562,736
	WIRELESS TELECOMMUNICATION SERVICES – 4.1%
1,200,000	Mobile Telesystems	9,180,000
130,000	Mobile Telesystems (ADR)	6,258,265
100,000	Mobile Telesystems (GDR) Reg S	4,814,050
100,000	Sistema JSFC (GDR) Reg S*	2,500,000
		22,752,315
	Total Common Stocks (cost $265,675,686)	368,835,028
	PREFERRED STOCKS – 1.1%
	OIL, GAS & CONSUMABLE FUELS – 1.1%
1,320,000	Surgutneftegaz (ADR)† (cost $6,310,195)	6,226,427
	Total Investments in Russian Securities (cost $271,985,881)	375,061,455
INVESTMENTS IN TURKISH COMMON STOCKS – 17.7%
	AUTOMOBILES – 0.9%
1,300,000	Tofas Turk Otomobil Fabrikasi	5,015,096
	COMMERCIAL BANKS – 7.2%
2,500,000	Sekerbank TAS*	4,360,953
3,500,000	Turkiye Garanti Bankasi	14,911,103
1,000,000	Turkiye Halk Bankasi	6,910,433
1,825,000	Turkiye IS Bankasi	8,142,402
2,500,000	Yapi ve Kredi Bankasi*	6,105,334
		40,430,225
	COMMERCIAL SERVICES & SUPPLIES – 0.3%
450,000	Koza Anadolu Metal Madencilik Isletmeleri*	1,569,943
	CONSTRUCTION & ENGINEERING – 1.2%
1,750,000	Tekfen Holding*	6,633,680

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN TURKISH COMMON STOCKS – (continued)
	CONSTRUCTION MATERIALS – 0.6%
650,000	Akcansa Cimento	$3,248,910
	DIVERSIFIED FINANCIAL SERVICES – 0.7%
930,809	Haci Omer Sabanci Holding*	4,027,989
	FOOD & STAPLES RETAILING – 0.6%
75,000	Bim Birlesik Magazalar	3,446,830
	HOUSEWARES – 0.6%
2,500,000	Turk Sise ve Cam Fabrikalari*	3,270,714
	INDUSTRIAL CONGLOMERATES – 0.9%
1,100,000	Enka Insaat ve Sanayi	5,202,952
	INSURANCE – 0.8%
1,300,000	Anadolu Hayat Emeklilik	4,308,621
	OIL, GAS & CONSUMABLE FUELS – 0.6%
900,000	Turcas Petrolculuk	3,230,459
	TELECOM SERVICES – 1.6%
2,600,000	Turk Telekomunikasyon	9,070,782
	TRANSPORTATION INFRASTRUCTURE – 0.8%
1,000,000	TAV Havalimanlari Holding*	4,159,678
	WIRELESS TELECOMMUNICATION SERVICES – 0.9%
700,000	Turkcell Iletism Hizmetleri	5,166,052
	Total Investments in Turkish Common Stocks (cost $65,348,280)	98,781,931
INVESTMENTS IN POLISH COMMON STOCKS – 7.7%
	COMMERCIAL BANKS – 4.7%
200,000	Bank Pekao*	11,784,976
1,075,000	Powszechna Kasa Oszczednosci Bank Polski	14,539,542
		26,324,518

Shares	Description	Value(a)
	DIVERSIFIED TELECOMMUNICATION – 0.9%
900,000	Telekomunikacja Polska	$5,039,628
	ELECTRIC UTILITIES – 0.9%
600,000	Polska Grupa Energetyczna*†	4,879,393
	METALS & MINING – 1.2%
200,000	KGHM Polska Miedz	6,685,045
	Total Investments in Polish Common Stocks (cost $25,160,805)	42,928,584
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 3.4%
	COMMERCIAL BANKS – 0.4%
10,000	Komercni Banka	2,028,284
	ELECTRIC UTILITIES – 2.2%
255,000	Ceske Energeticke Zavody	12,472,753
	MINING SERVICES – 0.8%
400,000	New World Resources†	4,234,143
	Total Investments in Czech Republic Common Stocks (cost $4,062,401)	18,735,180
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 3.2%
	COMMERCIAL BANKS – 2.7%
500,000	OTP Bank*†	14,984,114
	OIL, GAS & CONSUMABLE FUELS – 0.5%
30,000	MOL Hungarian Oil & Gas NyRt*	2,804,909
	Total Investments in Hungarian Common Stocks (cost $11,381,453)	17,789,023
	Total Investments in Common and Preferred Stocks – 99.2% (cost $377,938,820)	553,296,173

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 6.0%
33,816,103	Daily Assets Fund Institutional, 0.17% (cost $33,816,103)(b)(c)	$33,816,103
CASH EQUIVALENTS – 0.1%
734,754	Central Cash Management Fund, 0.17% (cost $734,754)(c)	734,754
	Total Investments – 105.3% (cost $412,489,677)**	587,847,030
	Other Assets and Liabilities, Net – (5.3%)	(29,753,913)
	NET ASSETS – 100.0%	$558,093,117

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing securities.

** The cost for federal income tax purposes was $412,645,387. At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $175,201,643. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $191,506,589 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,304,946.

† All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $32,357,225 which is 5.8% of the net assets.

(a) Value stated in US dollars.

(b) Represents collateral held in connection with securities lending. Income earned by the fund is net of borrower rebates.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A – Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2010 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Russia	$375,061,455	$0	$0	$375,061,455
Turkey	98,781,931	0	0	98,781,931
Poland	42,928,584	0	0	42,928,584
Czech Republic	18,735,180	0	0	18,735,180
Hungary	17,789,023	0	0	17,789,023
Short-Term Investments	34,550,857	0	0	34,550,857
Total	$587,847,030	$0	$0	$587,847,030

(d) See Schedule of Investments for additional detailed categorizations

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010